CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended					9 Months Ended				12 Months Ended
	Sep. 30, 2018		Jun. 30, 2018	Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Sub-classifications of financial informations
Concessionary loans outstanding	kr 728					kr 728				kr 754
Operating result of previous concessionary credit program						(31)		kr (37)
Administrative compensation for concessionary loans						(1)		(2)
Comprehensive income
Interest income	1,374		kr 1,257	kr 1,004		3,687		2,877		3,896
Interest expenses	(1,038)		(911)	(578)		(2,623)		(1,599)		(2,213)
Net interest income	336		346	426		1,064		1,278		1,683
Exchange-rate differences	1		(5)	3		(3)		2		0
Financial position
Cash and cash equivalents	2,355	[1]		10,647	[1]	2,355	[1]	10,647	[1]	1,231 [1]	kr 7,054
Derivatives	8,019					8,019				7,803
Other assets	6,890					6,890				3,556
Prepaid expenses and accrued revenues	2,610					2,610				2,091
Total assets	302,871					302,871				264,392
Derivatives	22,626					22,626				16,480
Accrued expenses and prepaid revenues	2,492					2,492				2,063
Total liabilities	284,859					284,859				246,818
CIRR-System
Comprehensive income
Interest income	432		395	319		1,165		990		1,343
Interest expenses	(397)		(344)	(280)		(1,057)		(806)		(1,115)
Net interest income	35		51	39		108		184		228
Interest compensation	1		19	12		20		26		26
Exchange-rate differences	(1)		7	(2)		8		(6)		(6)
Profit before compensation to SEK	35		77	49		136		204		248
Administrative remuneration to SEK	(41)		(38)	(30)		(111)		(93)		(123)
Operating profit CIRR-system	(6)		39	19		25		111		125
Reimbursement to (-) / from (+) the State	6		kr (39)	kr (19)		(25)		kr (111)		(125)
Financial position
Cash and cash equivalents	(155)					(155)				10
Loans	67,559					67,559				49,124
Derivatives	1,870					1,870				522
Other assets	2,379					2,379				3,472
Prepaid expenses and accrued revenues	524					524				364
Total assets	72,177					72,177				53,492
Liabilities	67,616					67,616				49,252
Derivatives	4,059					4,059				3,789
Accrued expenses and prepaid revenues	502					502				451
Total liabilities	72,177					72,177				53,492
Committed undisbursed loans	50,411					50,411				69,166
Binding offers	kr 932					kr 932				kr 628

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.